Subsequent Events - Additional Information (Detail) (2013 Equity Incentive Plan [Member])	0 Months Ended
	Dec. 31, 2013	Jun. 03, 2014 Subsequent Event [Member]
Subsequent Event [Line Items]
Shares reserved for future issuance	472,753	500,000